Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Touchstone ETF Trust
Entity Central Index Key	0001919700
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000236658 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Select ETF
Class Name	Touchstone Dividend Select ETF
Trading Symbol	DVND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dividend Select ETF (“Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone Dividend Select ETF	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of 40‑55 equity securities of U.S. large‑cap companies that have historically paid dividends.
The Fund’s performance was 16.27% for the reporting period.
Equity markets advanced meaningfully over the trailing 12 months, supported by resilient economic growth, moderating inflation, and easing monetary policy. Ongoing enthusiasm surrounding artificial intelligence (AI) further fueled investor optimism, particularly within Information Technology (IT) and other growth-oriented sectors, driving the Russell 1000® Value Index to a double-digit gain over the period.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
IT Sector	Positive	An overweight allocation to the IT sector added to performance during the period as the sector outperformed the Russell 1000® Value Index.
Dividend Yield	Negative	Above average yielding stocks underperformance during the period detracted from performance.
Portfolio positioning over the past year remained largely consistent, with modest reductions in the IT sector and incremental increases in Consumer Staples and Financials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	16.27%	12.78%
Russell 3000® Index	17.15%	17.29%
Russell 1000® Value Index	15.91%	12.28%
[1] The inception date of the Fund was August 2, 2022. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Aug. 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 37,775,486
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 175,547
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$37,775,486

Total number of portfolio holdings	56

Total advisory fees paid	$175,547

Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	22.3%

Financials	15.3%

Health Care	12.3%

Industrials	9.2%

Consumer Staples	9.1%

Consumer Discretionary	7.9%

Communication Services	6.1%

Energy	4.0%

Materials	4.0%

Utilities	3.0%

Real Estate	2.3%

Short-Term Investment Fund	4.6%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000242915 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dynamic International ETF
Class Name	Touchstone Dynamic International ETF
Trading Symbol	TDI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dynamic International ETF (“Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone Dynamic International ETF	$79	0.65%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing at least 80% of its assets in equity securities of non‑US companies and may invest in companies domiciled in both developed and emerging markets. The sub‑adviser employs a quantitative investment process, the Dynamic Alpha Stock Selection Model®, to build equity portfolios that adapt to market conditions.
The Fund’s performance was 42.43% for the reporting period.
Global equities as measured by the MSCI All Country World ex USA Index advanced 32.39% in 2025. All regions across the developed world and the emerging markets rallied notably for the year. The North American region led the way due to strong performance in Canada, as the rally in gold helped the Materials sector and gold miners within the country. Artificial Intelligence (AI)-driven momentum sparked remarkable rallies in South Korea and Taiwan, where semiconductor and memory chip leaders posted some of the year’s most impressive returns.
After pausing amid tariff uncertainty, the Federal Reserve resumed easing in the second half with three 25 basis point cuts, while most global central banks also eased, Japan being the key exception. Continued global easing has supported cyclically exposed value portions of the market, with Materials and Utilities leading within the MSCI All Country World ex USA Index.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Analyst Insight	Positive	Securities with positive revisions by the sell-side analyst community rallied during the year.
Volatility	Positive	Higher volatility assets were rewarded during the year, particularly after the risk of tariff uncertainty subsided in April, 2025.
Cash Flow Value	Positive	The Fund benefitted from its overweight to companies with favorable Cash Flow Value characteristics, as the value portion of the markets was rewarded outside of the U.S.
Market Cap	Negative	The Fund’s smaller market cap exposure detracted from performance as larger companies were favored by investors over the year.
Over the past year, the Fund decreased its weight to the Financial sector due to its weaker earnings quality.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
NAV	42.43%	9.43%	8.61%
MSCI All Country World Ex USA Index	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 74,857,607
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 331,359
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$74,857,607

Total number of portfolio holdings	112

Total advisory fees paid	$331,359

Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	25.2%

Industrials	17.5%

Information Technology	15.0%

Materials	11.3%

Health Care	10.5%

Communication Services	7.4%

Consumer Discretionary	7.1%

Consumer Staples	1.2%

Utilities	1.2%

Energy	1.0%

Short-Term Investment Fund	2.7%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	15.9%

Canada	10.1%

China	8.6%

Italy	7.2%

Taiwan	6.1%

South Korea	5.5%

United Kingdom	4.6%

Spain	4.2%

Switzerland	3.9%

Germany	3.2%

India	3.2%

Other Countries	24.9%

Short-Term Investment Fund	2.7%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000255873 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Equity ETF
Class Name	Touchstone International Equity ETF
Trading Symbol	TLCI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone International Equity ETF (“Fund”) for the period March 3, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]
Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone International Equity ETF	$31[1]	0.37%
[1] Based on operations for the period March 3, 2025 (commencement of operations) to December 31, 2025. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 31	[1]
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by investing primarily in large capitalization, non‑U.S. companies.
The Fund’s performance was 4.98% for the reporting period.
Since inception through the end of the year, international markets as measured by the MSCI EAFE Index posted returns of 22.30% driven by a risk‑on environment favoring lower quality stocks. The impact of the U.S. administration policies on trade and drug pricing proved to be less impactful than feared helping spur the rally. Momentum, Volatility, Value and Yield factors had the most positive impact on MSCI EAFE Index returns while the Quality factors were the biggest headwind. Quality and downside protection were significant headwinds in a market favoring lower quality, beta and volatility.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Style Factors	Negative
Momentum, Volatility, Value and Yield factors had the most positive impact on the MSCI EAFE Index returns, while Quality factors presented the biggest headwinds. The Fund was overweighted to Quality factors while underweighted to Momentum, Volatility and Value factors that are more prevalent in the MSCI EAFE Index.

Financials stocks	Negative
The Fund’s Financials sector stocks underperformed the MSCI EAFE Index Financials sector stocks. Some of the companies underperformed for idiosyncratic reasons but in general we saw quality stocks lag across most sectors.

Industrials stocks	Negative	The Fund’s Industrials sector stocks underperformed the MSCI EAFE Index Industrials’ sector stocks.
Financials sector	Negative	One of the best performing sectors for the MSCI EAFE Index was Financials. The Fund’s underweight in Financials detracted from relative performance.
Industrials sector	Positive	The Fund’s overweight in Industrials contributed to relative performance as the sector outperformed the broader index during the period.
Since inception through year‑end, the Fund established new positions in InterContinental Hotel Group plc and AENA S.M.E. S.A., added to positions in Taiwan Semiconductor Manufacturing Company Ltd., ASML Holding N.V., ICON plc, Universal Music Group N.V., Unilever plc and The Magnum Ice Cream Company, and exited British American Tobacco, Seven & i Holdings Co. Ltd., Aercap Holdings N.V., NVIDIA Corp., and NXP Semiconductors N.V.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	Since Inception[1]
NAV	4.98%
MSCI All Country World Ex USA Index	25.52%
MSCI EAFE Index	22.30%
[1] The inception date of the Fund was February 28, 2025. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Feb. 28, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 103,049,924
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 147,181
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$103,049,924

Total number of portfolio holdings	32

Total advisory fees paid	$147,181

Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	24.1%

Consumer Staples	13.5%

Information Technology	12.8%

Financials	10.8%

Consumer Discretionary	10.8%

Health Care	10.3%

Materials	9.1%

Communication Services	7.7%

Short-Term Investment Fund	0.6%

Other Assets/Liabilities (Net)	0.3%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

United Kingdom	24.0%

United States	17.2%

Switzerland	11.7%

Netherlands	9.7%

Germany	8.6%

France	6.4%

Japan	4.5%

Taiwan	4.1%

Spain	3.2%

Other Countries	9.7%

Short-Term Investment Fund	0.6%

Other Assets/Liabilities (Net)	0.3%

Total	100.0%

C000255874 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets ex‑China Growth ETF
Class Name	Touchstone Sands Capital Emerging Markets ex‑China Growth ETF
Trading Symbol	TEMX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets ex‑China Growth ETF (“Fund”) for the period February 24, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]
Fund Expenses

Fund	Costs of a $10,000 investment		Costs paid as a percentage of a $10,000 investment
Touchstone Sands Capital Emerging Markets ex‑China Growth ETF	$74	[1]	0.79%
[1] Based on operations for the period February 24, 2025 (commencement of operations) to December 31, 2025. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 74	[2]
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests primarily in equity and equity-related securities issued by companies in emerging or frontier market countries, excluding China and Hong Kong, that the Fund’s sub‑adviser, Sands Capital Management, LLC believes have above-average potential for revenue or earnings growth.
The Fund’s performance was 19.85% for the reporting period.
2025 was the strongest year for emerging markets equities since 2017, both in absolute terms and relative to developed markets. The MSCI Emerging Markets Index benefited from a rare combination of historically strong earnings growth and multiple expansions. Most countries advanced, though China, Korea, and Taiwan together contributed nearly 75 percent of the MSCI Emerging Markets Index return. Saudi Arabia and Indonesia were the largest, though relatively modest, detractors. All sectors ended the year in positive territory, with information technology accounting for one‑third of the index’s gain—largely driven by semiconductor stocks tied to accelerating artificial intelligence demand.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Semiconductors	Positive
The Fund’s overweight to the semiconductor industry, along with outperformance of its semiconductor holdings relative to the MSCI Emerging Markets Index, was the largest relative contributor for the period.

China underweight	Positive
The Fund does not invest in China, which is a material weight in the MSCI Emerging Markets Index. The Fund’s underweight was a significant relative contributor, as China underperformed the broader index for the period.

India security selection	Positive	While India lagged the index, the Fund’s Indian holdings significantly outperformed the MSCI Emerging Markets Index.
Argentina	Negative	The Fund’s exposure to Argentina, a non‑index country, was a significant relative detractor.
Korea	Negative	The Fund’s underweight to Korea, along with security selection within the country, weighed on relative results.
During the period, the Fund purchased Bharti Airtel Ltd., COSMAX Inc., MediaTek Inc., and Samsung Electronics Co. Ltd. It sold Avenue Supermarts Ltd., Bank Rakyat, Localiza Rent a Car S.A., Reliance Industries Ltd., Samsung SDI Co. Ltd., and Tata Consultancy Services Ltd.
Each investment decision was driven by the manager’s view of a company’s fit with the Fund’s investment criteria. One theme that drove several of the investment decisions was the Fund’s intention to increase exposure to businesses positioned to benefit from rising artificial intelligence demand.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	Since Inception[1]
NAV	19.85%
MSCI All Country World Ex USA Index	23.27%
MSCI Emerging Markets Index	24.96%
[1] The inception date of the Fund was February 21, 2025. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Feb. 21, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 8,891,360
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 49,513
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$8,891,360

Total number of portfolio holdings	35

Total advisory fees paid	$49,513

Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	35.8%

Financials	24.1%

Consumer Discretionary	15.2%

Consumer Staples	9.5%

Industrials	4.1%

Communication Services	3.6%

Real Estate	2.3%

Health Care	1.4%

Short-Term Investment Fund	5.3%

Other Assets/Liabilities (Net)	(1.3)%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

India	24.2%

Taiwan	20.0%

South Korea	15.1%

Brazil	12.7%

Singapore	4.8%

Other Countries	19.2%

Short-Term Investment Fund	5.3%

Other Assets/Liabilities (Net)	(1.3)%

Total	100.0%

C000255875 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital US Select Growth ETF
Class Name	Touchstone Sands Capital US Select Growth ETF
Trading Symbol	TSEL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital US Select Growth ETF (“Fund”) for the period January 2, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]
Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone Sands Capital US Select Growth ETF	$71[1]	0.67%
[1] Based on operations for the period January 2, 2025 (commencement of operations) to December 31, 2025. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 71	[3]
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund emphasizes investments in large and mid capitalization growth companies. The Fund will typically own between 25 and 35 companies.
The Fund’s performance was 13.32% for the reporting period.
U.S. large cap growth stocks posted strong gains in 2025, rebounding from early volatility as resilient earnings, accelerating artificial intelligence (AI) investment, and easier monetary policy supported markets. After a first-quarter selloff tied to tariff tensions, slowing growth, and persistent inflation, equities recovered as inflation eased, a U.S.–China tariff truce emerged, and AI‑driven capital spending surged. Semiconductor and cloud stocks led performance, with seven dominant U.S. technology stocks (the “Magnificent Seven”) consistently outperforming on earnings strength. Despite intermittent volatility, including late-year concerns over AI sustainability, solid fundamentals and three Federal Reserve rate cuts helped the Russell 1000® Growth Index finish the year near its highs.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Internet	Positive	Strong selection across several internet businesses (e.g., Shopify Inc., Cloudflare, Inc., etc.) was the largest contributor to performance.
AI Enablers	Positive	Exposure to semiconductor businesses and cloud service providers was the most significant contributor to absolute results and a modest contributor to relative performance.
Mega Cap (top 20) positioning	Negative
Positioning within the top 20 index weights, along with an underweight to this cohort weighed on results. Underperformance stemmed from a large active weight in an underperforming application software business and active positioning within the Magnificent Seven.

Software	Negative	Dispersion within software was significant with poor returns among the portfolio’s holdings in application software amid AI disruption concerns.
Health Care / Financials	Negative	Selection in these sectors weighed on results amid the market’s preference for businesses with AI growth tailwinds and in some cases, business specific headwinds.
Throughout the year, we actively repositioned the Fund to reflect market shifts and sector dispersion. We maintained conviction in select consumer internet holdings despite short-term underperformance, reduced exposure to application software facing AI disruption, and favored vertical software and infrastructure providers. Overall, the portfolio was overweight internet platforms gaining share in structurally growing markets such as ecommerce, streaming, and food delivery. The Fund’s positioning reflected increased conviction in the durability of the AI infrastructure buildout. The Fund raised exposure to AI‑linked semiconductors and cloud infrastructure, broadening holdings across leading AI model, chip design, and fabrication providers to capitalize on short-term dislocations from supply chain and competitive shifts. As a result, we narrowed the Fund’s underweight to the Magnificent Seven and reduced its software overweight.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	13.32%	13.32%
Russell 3000® Index	17.15%	17.15%
Russell 1000® Growth Index	18.56%	18.56%
[1] The inception date of the Fund was December 31, 2024. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Dec. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 109,089,512
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 421,371
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$109,089,512

Total number of portfolio holdings	25

Total advisory fees paid	$421,371

Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	46.2%

Communication Services	18.6%

Consumer Discretionary	14.6%

Financials	12.0%

Industrials	4.4%

Health Care	0.7%

Short-Term Investment Fund	3.6%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000242914 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Securitized Income ETF
Class Name	Touchstone Securitized Income ETF
Trading Symbol	TSEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Securitized Income ETF (“Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone Securitized Income ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return through income and capital appreciation by investing at least 80% of its assets in securitized fixed-income securities.
The Fund’s performance was 7.49% for the reporting period.
During the 2025 calendar year, securitized assets saw a strong rally in spreads across all sectors and ratings. Spreads finished the year at close to all time historical tights, meaning the difference between the asking price and the bid price is low for several sectors. There was a period of volatility given the tariff tantrum in early April. Interest rates were lower over the year with the Federal Reserve cutting rates 3 times in the last third of the year. Yields came down meaningfully for bonds with maturities of 10 years or less—by roughly 0.40% to 0.75%—but yields on the longest-maturity bonds, 20 years and beyond, did not really move.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Interest Rates	Negative	Interest rates moved significantly lower across the curve. Although lower rates added to total return of the portfolio, being a shorter duration strategy led to underperformance versus the peer group.
Spreads	Positive
Spreads on securitized assets tightened over the year, providing a performance tailwind. The portfolio option-adjusted spread did widen from 225 to 270 basis points but that was due to repositioning of assets.

Carry	Positive	Portfolio yield (“carry”) was a significant driver of performance over the reporting period.
Asset Classes	Positive
Several asset classes saw strong performance over the course of the year including asset backed securities (ABS), residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), and collateralized loan obligations (CLO).

The largest position change in the Fund was the increase in ABS from 25% to 30% and CMBS from 24% to 29%. RMBS dropped from 24% to 20%. CLOs dropped from 19% to 13%. Duration shorted from 2.75 to 2.55 over the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	7.49%	8.27%
Bloomberg U.S. Aggregate Bond Index	7.30%	4.70%
[1] The inception date of the Fund was July 17, 2023. The returns of the index listed above are based on the inception date of the Fund.

Performance Inception Date	Jul. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 122,705,664
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 385,277
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$122,705,664

Total number of portfolio holdings	111

Total advisory fees paid	$385,277

Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Asset-Backed Securities	43.7%

Commercial Mortgage-Backed Securities	28.5%

Non‑Agency Collateralized Mortgage Obligations	18.9%

Agency Collateralized Mortgage Obligations	0.7%

Corporate Bonds	0.2%

Short-Term Investment Fund	7.4%

Other Assets/Liabilities (Net)	0.6%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	22.5%

AA/Aa	11.9%

A/A	17.2%

BBB/Baa	40.6%

BB/Ba	6.1%

B/B	0.9%

CCC	0.3%

CC	0.3%

Not Rated	0.2%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000236659 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income ETF
Class Name	Touchstone Strategic Income ETF
Trading Symbol	SIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Strategic Income ETF (“Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone Strategic Income ETF	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities.
The Fund’s performance was 9.34% for the reporting period.
Over the past year, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting trade policy. Interest rates moved lower and the curve steepened over the period as investors adjusted their expectations for Federal Reserve (Fed) policy, and the Fed cut rates in the final three meetings of the year. Credit spreads were largely unchanged over the year, briefly widening after tariff announcements (Liberation Day) before ending the year at tight levels, by historical standards.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Interest Rate Management	Positive	Interest rates were volatile and as a result the Fund tactically adjusted duration positioning over the past year, resulting in a positive contribution to relative performance.
Non‑Investment Grade Allocation	Positive	The Fund maintained an overweight allocation to high yield corporates which positively contributed to relative performance.
Investment Grade (IG) Corporate Bond Security Selection	Positive	Security selection within Investment Grade Corporates positively contributed to relative performance.
Residential Mortgage Backed Securities (RMBS) Allocation	Negative
While security selection within the Securitized allocation overall was positive for the Fund, the steepening of the yield curve that occurred throughout 2025 represented a relative performance headwind for the Fund’s RMBS holdings.

In April, the Fund increased its allocation to high yield corporates during tariff-related volatility. Since then, the Fund reduced exposure to collateralized loan obligations and high yield due to elevated valuations, while it increased its position in investment grade corporates and moved up in quality within credit and securitized sectors amid historically tight spreads. Other sector changes were limited.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	9.34%	6.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	2.84%
[1] The inception date of the Fund was July 21, 2022. The returns of the index listed above are based on the inception date of the Fund.

Performance Inception Date	Jul. 21, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 228,929,136
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 953,240
Investment Company Portfolio Turnover	208.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$228,929,136

Total number of portfolio holdings	203

Total advisory fees paid	$953,240

Portfolio turnover rate	208%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	45.5%

U.S. Treasury Obligations	27.1%

Asset-Backed Securities	10.4%

Commercial Mortgage-Backed Securities	7.8%

Non‑Agency Collateralized Mortgage Obligations	5.7%

Common Stocks	1.5%

Sovereign Government Obligations	0.4%

Short-Term Investment Fund	1.5%

Other Assets/Liabilities (Net)	0.1%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	36.0%

AA/Aa	3.9%

A/A	13.6%

BBB/Baa	31.5%

BB/Ba	8.7%

B/B	5.4%

CCC	0.5%

CC	0.3%

Not Rated	0.1%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000236661 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Income ETF
Class Name	Touchstone Ultra Short Income ETF
Trading Symbol	TUSI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ultra Short Income ETF (“Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone Ultra Short Income ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by investing at least 80% of its assets in fixed-income securities. The Fund invests in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds (including those of foreign issuers), mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds, collateralized loan obligations and cash equivalent securities including repurchase agreements, commercial paper and variable rate demand notes. While the Fund may invest in securities of any maturity or duration, it seeks to maintain an effective duration of one year or less under normal market conditions.
The Fund’s performance was 5.09% for the reporting period.
During the 12‑month period ending 12/31/2025, the ultra-short duration landscape saw tightening in spreads and moves across the interest rate curve significantly lower. Short-term rates were 65‑75 basis points lower as the Federal Reserve cut rates three times during the year. The lower rates provided tailwind for the Fund’s fixed rate exposures. Given that the cuts were in the last four months of the year, the Fund’s floating rate exposure still added meaningful carry throughout. Spread tightening also added to the total return on the portfolio as well.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Interest Rates	Positive
Interest rates in the front end of the curve (1 year and in) moved 65 to 75 basis points lower over the past year. This was a tailwind for performance in the Fund – particularly the longer fixed rate exposures.

Commercial mortgage backed security (CMBS) Spreads	Positive
Spreads in certain short duration sectors compressed meaningfully, contributing to the Fund’s returns. Although overall portfolio option adjusted spread (OAS) was basically unchanged at 116 basis points, with the most significant sector spread tightening in its commercial mortgage backed securities (CMBS) (the Fund’s CMBS exposure was 54 basis points tighter year over year). Asset backed security OAS was wider on the year with other sectors mostly unchanged.

Carry	Positive	Portfolio yield (carry) was a significant driver of performance.
Securitized Sector	Positive
The Fund maintained its overweight to securitized subsectors asset backed securities (ABS), residential mortgage backed securities (RMBS), CMBS, and collateralized loan obligations (CLO) over the past year, versus Investment Grade (IG) Credit. This was a positive contributor to performance, given the securitized sectors’ consistent returns. CLOs were the only Securitized sector to underperform IG Credit. CLO exposure was reduced and the Fund added to its IG Credit positioning.

Cash	Negative
The Fund maintained exposure to Cash & Equivalents throughout the fiscal year, generally in the 4- 8% range. The Cash & Equivalents ended the year at 8%. This creates a “cash drag” on the portfolio given the performance disadvantage of the Cash & Equivalents exposure versus the rest of the portfolio.

Positioning changes were made to the Fund over the period, including reductions in ABS and RMBS of 8% and 2% respectively, offset by increases in Corporates and CMBS of 6% and 2%, respectively. Cash & Equivalents were flat along with CLO exposure. Duration decreased year over year from 0.59 years to 0.58 years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	5.09%	5.54%
Bloomberg U.S. Aggregate Bond Index	7.30%	2.44%
ICE BofA 3‑Month U.S. Treasury Bill Index	4.18%	4.60%
ICE BofA 1‑Year U.S. Treasury Note Index	4.15%	4.05%
[1] The inception date of the Fund was August 4, 2022. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Aug. 04, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 297,546,408
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 329,176
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$297,546,408

Total number of portfolio holdings	209

Total advisory fees paid	$329,176

Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Asset-Backed Securities	33.5%

Corporate Bonds	32.2%

Commercial Mortgage-Backed Securities	19.5%

Commercial Paper	7.9%

Non‑Agency Collateralized Mortgage Obligations	7.1%

Other Assets/Liabilities (Net)	(0.2)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	42.2%

AA/Aa	8.1%

A/A	15.6%

BBB/Baa	33.2%

BB/Ba	0.9%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000236660 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Large Cap Focused ETF
Class Name	Touchstone US Large Cap Focused ETF
Trading Symbol	LCF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone US Large Cap Focused ETF (“Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone US Large Cap Focused ETF	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in 25‑45 U.S. companies of capitalizations above $5 billion at time of purchase that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s subadviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund’s performance was 17.00% for the reporting period.
The U.S. equity market closed out 2025 with strong gains, completing a three-year run of double-digit returns. Volatility revolving around tariffs throughout the year alongside a record government shutdown late in the period were notable headwinds, but economic growth remained resilient amidst the Federal Reserve cutting rates three times and artificial intelligence driven technology leadership boosting earnings.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Communication Services sector	Positive	The largest overweight within the Fund’s portfolio, allocation to the sector was a positive contributor to performance.
Capital Markets	Positive	Large overweight to the industry was a key contributor to performance.
Moat	Positive	The overweight allocation to holdings with high barriers to entry was a contributor to performance.
Information Technology	Negative	Stock selection within the sector was the largest detractor to performance.
The increase in weight in the Consumer Discretionary sector relative to the benchmark was the largest sector related change in the Fund during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	17.00%	17.23%
Russell 3000® Index	17.15%	17.82%
Russell 1000® Index	17.37%	18.24%
[1] The inception date of the Fund was July 27, 2022. The returns of the indexes listed above are based on the inception date of the Fund.

Performance Inception Date	Jul. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Net Assets	$ 54,896,513
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 264,260
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$54,896,513

Total number of portfolio holdings	46

Total advisory fees paid	$264,260

Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	31.3%

Communication Services	16.9%

Financials	15.1%

Health Care	10.8%

Consumer Discretionary	8.4%

Industrials	7.2%

Consumer Staples	3.6%

Energy	2.0%

Real Estate	1.5%

Materials	0.5%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

[1]	Based on operations for the period March 3, 2025 (commencement of operations) to December 31, 2025. Expenses for a full reporting period would be higher.
[2]	Based on operations for the period February 24, 2025 (commencement of operations) to December 31, 2025. Expenses for a full reporting period would be higher.
[3]	Based on operations for the period January 2, 2025 (commencement of operations) to December 31, 2025. Expenses for a full reporting period would be higher.